Stock-Based Incentive Compensation Plans	12 Months Ended
Nov. 27, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 11:     STOCK-BASED INCENTIVE COMPENSATION PLANS

The Company recognized stock-based compensation expense of $6.6 million, $11.7 million and $9.1 million, and related income tax benefits of $2.7 million, $4.5 million and $3.3 million, respectively, for the years ended November 27, 2011, November 28, 2010, and November 29, 2009. As of November 27, 2011, there was $11.1 million of total unrecognized compensation cost related to nonvested awards, which cost is expected to be recognized on a straight-line basis over a weighted-average period of 2.9 years. Total unrecognized compensation cost related to nonvested awards includes the net estimated expense for awards to be granted in February 2012 under the employment agreement with the Company’s chief executive officer, for which the first cliff vesting period will be on September 1, 2012. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

2006 Equity Incentive Plan

Under the Company’s 2006 Equity Incentive Plan (“EIP”), a variety of stock awards, including stock options, restricted stock, restricted stock units (“RSUs”), and stock appreciation rights (“SARs”) may be granted. The EIP also provides for the grant of performance awards in the form of cash or equity. The aggregate number of shares of common stock authorized for issuance under the EIP is 700,000 shares. At November 27, 2011, 624,217 shares remained available for issuance.

Under the EIP, stock awards have a maximum contractual term of ten years and generally must have an exercise price at least equal to the fair market value of the Company’s common stock on the date the award is granted. The Company’s common stock is not listed on any stock exchange. Accordingly, as provided by the EIP, the stock’s fair market value is determined by the Board based upon a valuation performed by Evercore. Awards vest according to terms determined at the time of grant. Unvested stock awards are subject to forfeiture upon termination of employment prior to vesting, but are subject in some cases to early vesting upon specified events, including certain corporate transactions as defined in the EIP or as otherwise determined by the Board in its discretion. Some stock awards are payable in either shares of the Company’s common stock or cash at the discretion of the Board as determined at the time of grant.

Upon the exercise of a SAR, the participant will receive a share of common stock in an amount equal to the product of (i) the excess of the per share fair market value of the Company’s common stock on the date of exercise over the exercise price, multiplied by (ii) the number of shares of common stock with respect to which the SAR is exercised.

Only non-employee members of the Company’s board of directors have received RSUs. Each recipient’s initial grant of RSUs is converted to a share of common stock six months after discontinuation of service with the Company for each fully vested RSU held at that date. Subsequent grants of RSUs provide recipients with the opportunity to make deferral elections regarding when the Company’s common stock are to be delivered in settlement of vested RSUs. If the recipient does not elect to defer the receipt of common stock, then the RSUs are immediately converted to common stock upon vesting. The RSUs additionally have “dividend equivalent rights,” of which dividends paid by the Company on its common stock are credited by the equivalent addition of RSUs.

Shares of common stock will be issued from the Company’s authorized but unissued shares and are subject to the Stockholders Agreement that govern all shares.

Put rights.    Prior to an initial public offering (“IPO”) of the Company’s common stock, a participant (or estate or other beneficiary of a deceased participant) may require the Company to repurchase shares of the common stock held by the participant at then-current fair market value (a “put right”). Put rights may be exercised only with respect to shares of the Company’s common stock that have been held by a participant for at least six months following their issuance date, thus exposing the holder to the risk and rewards of ownership for a reasonable period of time. Accordingly, the SARs and RSUs are classified as equity awards, and are reported in “Stockholders’ deficit” in the accompanying consolidated balance sheets.

Call rights.    Prior to an IPO, the Company also has the right to repurchase shares of its common stock held by a participant (or estate or other beneficiary of a deceased participant, or other permitted transferee) at then-current fair market value (a “call right”). Call rights apply to an award as well as any shares of common stock acquired pursuant to the award. If the award or common stock is transferred to another person, that person is subject to the call right. As with the put rights, call rights may be exercised only with respect to shares of common stock that have been held by a participant for at least six months following their issuance date.

Temporary equity.    Equity-classified awards that may be settled in cash at the option of the holder are presented on the balance sheet outside permanent equity. Accordingly, “Temporary equity” on the face of the accompanying consolidated balance sheets includes the portion of the intrinsic value of these awards relating to the elapsed service period since the grant date as well as the fair value of common stock issued pursuant to the EIP.

SARs.    The Company grants SARs to a small group of the Company’s senior executives. SAR activity during the years ended November 27, 2011, and November 28, 2010, was as follows:

	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at November 29, 2009	1,712,556	$41.73	4.7
Granted	589,092	36.50
Exercised	(6,889)	24.75
Forfeited	(133,914)	36.89
Expired	(245,825)	43.35

Outstanding at November 28, 2010	1,915,020	$40.32	4.5
Granted	599,370	43.06
Exercised	(26,381)	27.26
Forfeited	(380,332)	41.08
Expired	(86,666)	55.15

Outstanding at November 27, 2011	2,021,011	$40.52	3.9

Vested and expected to vest at November 27, 2011	1,979,703	$40.54	3.9

Exercisable at November 27, 2011	1,555,052	$41.17	3.4

The vesting terms of SARs range from two-and-a-half to four years, and have maximum contractual lives ranging from six-and-a-half to ten years.

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	SARs Granted
	2011	2010	2009
Weighted-average grant date fair value	$16.08	$13.10	$11.98
Weighted-average assumptions:
Expected life (in years)	4.6	4.5	4.5
Expected volatility	46.9%	48.0%	59.2%
Risk-free interest rate	2.0%	2.1%	1.9%
Expected dividend	1.2%	2.0%	0.4%

RSUs.    The Company grants RSUs to certain members of its Board of Directors. RSU activity during the years ended November 27, 2011, and November 28, 2010, was as follows:

	Units	Weighted-Average Fair Value
Outstanding at November 29, 2009	75,840	$34.63
Granted	28,032	35.34
Converted	(37,617)	31.65
Forfeited	—	—

Outstanding at November 28, 2010	66,255	$36.63
Granted	30,584	39.57
Converted	(37,331)	35.88
Forfeited	—	—

Outstanding, vested and expected to vest at November 27, 2011	59,508	$38.61

The weighted-average grant date fair value of RSUs was estimated using the Evercore stock valuation.

RSUs vest in a series of three equal installments at thirteen months, twenty-four months and thirty-six months following the date of grant. However, if the recipient’s continuous service terminates for reason other than cause after the first vesting installment, but prior to full vesting, then the remaining unvested portion of the award becomes fully vested as of the date of such termination.

Total Shareholder Return Plan

In 2008, the Company established the Total Shareholder Return Plan (“TSRP”) as a cash-settled plan under the EIP to provide long-term incentive compensation for the Company’s senior management. The TSRP provides for grants of units that vest over a three-year performance period. Upon vesting of a TSRP unit, the participant will receive a cash payout in an amount equal to the excess of the per share value of the Company’s common stock at the end of the three-year performance period over the per share value at the date of grant. The common stock values used in the determination of the TSRP grants and payouts are approved by the Board based on the Evercore stock valuation. Unvested units are subject to forfeiture upon termination of employment, but are subject in some cases to early vesting upon specified events, as defined in the agreement. The TSRP units are classified as liability instruments due to their cash settlement feature and are required to be remeasured to fair value at the end of each reporting period until settlement.

TSRP activity during the years ended November 27, 2011, and November 28, 2010, was as follows:

	Units	Weighted-Average Exercise Price	Weighted-Average Fair Value At Period End
Outstanding at November 29, 2009	908,075	$32.52	$8.56
Granted	473,275	36.40
Exercised	—	—
Forfeited	(139,925)	33.39

Outstanding at November 28, 2010	1,241,425	$33.91	$13.20

Granted	431,925	42.65
Exercised	—	—
Forfeited	(255,750)	32.37
Expired	(248,850)	49.80

Outstanding at November 27, 2011	1,168,750	$34.09	$6.59

Vested and expected to vest at November 27, 2011	1,029,758	$33.22	$6.73

Exercisable at November 27, 2011	436,875	$24.84	$8.40

The weighted-average fair value of TSRPs at November 27, 2011, and November 28, 2010, was estimated using the Black-Scholes option valuation model. The weighted-average assumptions used in the model were as follows:

	TSRPs Outstanding at
	November 27, 2011	November 28, 2010
Weighted-average assumptions:
Expected life (in years)	1.1	1.2
Expected volatility	46.9%	46.2%
Risk-free interest rate	0.1%	0.3%
Expected dividend	1.2%	2.0%